Taxes (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes
Adjustment previous year	kr (1)	kr 0	kr 4
Current tax	(448)	(262)	(382)
Deferred tax	245	27	156
Total tax expense (income)	(204)	(235)	(222)
Income tax related to other comprehensive income
Tax on items to be reclassified to profit or loss - Current tax	6	27	27
Tax on items not to be reclassified to profit or loss - Current tax	(82)
Tax on items not to be reclassified to profit or loss - Deferred tax	10	1	6
Income tax related to other comprehensive income	kr (66)	kr 28	kr 33